Total
Parnassus Core Equity Fund
Parnassus Core Equity Fund
Investment Objective
The Parnassus Core Equity Fund’s objective is to achieve both capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Parnassus Core Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Parnassus Core Equity Fund	Parnassus Core Equity Fund - Investor Shares	Parnassus Core Equity Fund - Institutional Shares
Management Fees (as a percentage of Assets)	0.57%	0.57%
Distribution or Similar (Non 12b-1) Fees	none	none
Service Fees	0.20%	none
All Remaining Other Expenses	0.05%	0.04%
Other Expenses	0.25%	0.04%
Total Annual Fund Operating Expenses	0.82%	0.61%

For additional information about the Parnassus Core Equity Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Core Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Parnassus Core Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Parnassus Core Equity Fund - Investor Shares	84	262	455	1,014
Parnassus Core Equity Fund - Institutional Shares	62	195	340	762

Portfolio Turnover
The Parnassus Core Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.8% of the average value of its portfolio.

Principal Investment Strategies
The Parnassus Core Equity Fund’s objective is to achieve both capital appreciation and current income by investing primarily in a diversified portfolio of equity securities. Equity securities include common and preferred stock. Under normal circumstances, the Fund will invest a minimum of 80% of its net assets (plus borrowings for investment purposes) in equity securities. At least 65% of the Fund’s total assets will normally be invested in equity securities that pay interest or dividends. The remaining 35% may be invested in non‑dividend‑paying equity securities, short-term instruments and money-market instruments (i.e., “cash” or cash equivalents). The Parnassus Core Equity Fund is primarily a large‑cap fund, which means that it normally invests more than half of its net assets in large, well-established companies. The Fund considers a large‑cap company to be one that has a market capitalization that is greater than the median market capitalization of the Russell 1000® Index (which was $14.3 billion as of February 28, 2022) measured at the time of purchase. The Fund may invest to a lesser extent in small- and mid‑capitalization companies. The portfolio managers focus on seeking downside protection. The Fund may purchase foreign securities directly on foreign markets. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. The Fund is fossil-fuel free, as it does not invest in companies that derive significant revenues from the extraction, exploration, production or refining of fossil fuels; the Fund may invest in companies that use fossil fuel-based energy to power their operations or for other purposes. The Fund defines “significant revenues” as being 10% or greater. Using a value-oriented investment process, the Fund seeks to invest in equity securities that pay dividends, have the potential for capital appreciation and that the Fund’s investment adviser, Parnassus Investments, LLC, (the “Adviser”) believes have the capacity to raise dividends in the future. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team.
Upon initial investment, a company’s stock must be trading below its intrinsic value, which means that the Adviser seeks to purchase stock trading at a discount to the Adviser’s assessment of the company’s estimated value. The Adviser also takes environmental, social and governance (“ESG”) factors into account in making investment decisions, as discussed in more detail in the prospectus. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate, if it believes a company’s stock has little potential for appreciation or if the company no longer meets the Adviser’s ESG criteria.

Principal Risks
All investments involve risk, and investing in the Parnassus Core Equity Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

∎
Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. In the past decade, financial markets throughout the world have experienced increased volatility, decreased liquidity and heightened uncertainty. Risks associated with epidemic and pandemic diseases (such as the ongoing threat of the global COVID‑19 pandemic), including, without limitation, travel restrictions, closed international borders, quarantines, disruptions to supply chains and lower consumer demand; a rise in protectionist trade policies; slowing global economic growth; risks associated with the United Kingdom’s departure from the European Union (or “Brexit”); risks associated with international conflicts and wars and the risk of trade disputes and the possibility of changes to some international trade agreements could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests. The Fund’s holdings can vary significantly from broad stock market indices.

∎
Large-Capitalization Company Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

∎
Small- and Mid‑Capitalization Company Risk. In addition to large-capitalization companies, the Fund may invest in small- and/or mid‑capitalization companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-capitalization companies. Relative to the stocks of large-capitalization companies, the stocks of small- and mid‑capitalization companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-capitalization companies tend to perform poorly during times of economic stress.

∎
Management Risk. The Adviser may be wrong in its assessment of a company’s value, and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.

∎
Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile and less liquid than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Policy and legislative changes in foreign countries and other events affecting global markets, such as international conflicts and wars, COVID‑19 and Brexit, may contribute to decreased liquidity and increased volatility in the financial markets. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may also apply to distributions from foreign companies.

∎
Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. In particular, Congress is considering substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Core Equity Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. The bar chart shows the performance of the Fund’s Investor Shares, and the performance of the Fund’s Institutional Shares will differ from that shown to the extent that the classes of shares do not have the same expenses or inception date. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999‑3505.

During the ten‑year period shown in the bar chart, the highest return for a quarter was 17.9% (quarter ended June 30, 2020), and the lowest return for a quarter was a loss of 16.9% (quarter ended March 31, 2020).

Following is a table comparing the performance of the Parnassus Core Equity Fund’s two share classes with that of the S&P 500® Index (see “Index Descriptions” in the prospectus). Figures are average annual returns for the one‑, five- and ten‑year periods ended December 31, 2021. The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a broad measure of market performance, the S&P 500® Index, and also how the Fund’s performance varies from year to year.

Average Annual Total Returns - Parnassus Core Equity Fund	1 Year	5 Years	10 Years
Parnassus Core Equity Fund - Investor Shares	27.55%	18.64%	16.41%
Parnassus Core Equity Fund - Investor Shares | After Taxes on Distributions	25.31%	16.57%	14.70%
Parnassus Core Equity Fund - Investor Shares | After Taxes on Distributions and Sales	17.85%	14.60%	13.33%
Parnassus Core Equity Fund - Institutional Shares	27.81%	18.90%	18.64%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.55%

The after‑tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s individual tax situation and may differ from those shown. After‑tax returns are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After‑tax returns are shown for Investor Shares only. After‑tax returns for Institutional Shares will vary.

Parnassus Growth Equity Fund
Parnassus Growth Equity Fund
Investment Objective
The Parnassus Growth Equity Fund has the overall investment objective of capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Parnassus Growth Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Parnassus Growth Equity Fund

Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentageof the value of your investment)
Annual Fund Operating Expenses - Parnassus Growth Equity Fund		Parnassus Growth Equity Fund - Investor Shares	Parnassus Growth Equity Fund - Institutional Shares
Management Fees (as a percentage of Assets)		0.75%	0.75%
Distribution or Similar (Non 12b-1) Fees		none	none
Other Expenses		0.45%	0.24%
Total Annual Fund Operating Expenses		1.20%	0.99%
Net Expenses (as a percentage of Assets)	[1]	0.84%	0.63%
[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total annual fund operating expenses to 0.84% of net assets for the Parnassus Growth Equity Fund—Investor Shares and to 0.63% of net assets for the Parnassus Growth Equity Fund—Institutional Shares. This agreement will not be terminated prior to May 1, 2024 and may be continued indefinitely by the investment adviser on a year‑to‑year basis.

Example
This example is intended to help you compare the cost of investing in the Parnassus Growth Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses are equal to the total annual fund operating expenses after expense reimbursement for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Parnassus Growth Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Parnassus Growth Equity Fund - Investor Shares	86	345
Parnassus Growth Equity Fund - Institutional Shares	64	279

Portfolio Turnover
The Parnassus Growth Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized and, as of the date of this Prospectus, has not had any portfolio turnover.

Principal Investment Strategies
The Parnassus Growth Equity Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large‑sized growth companies. Equity securities include common stocks, depositary receipts, and interests in real estate investment trusts. The Fund considers a large‑sized company to be one that has a market capitalization that is greater than the median market capitalization of the Russell 1000® Growth Index (which was $16 billion as of May 31, 2022) measured at the time of purchase. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside the ranges of the Russell 1000® Growth Index, which are subject to change. The Fund may normally invest up to 20% of its net assets in small- and mid‑ capitalization companies. A growth company is a company that the Adviser believes has a superior and

Prospectus • 2022

pragmatic growth strategy and the potential for above-average revenue and earnings growth. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. The Fund may purchase foreign securities directly on foreign markets. The Fund applies a fossil-fuel free investment strategy, meaning that it does not invest in companies that derive significant revenues from the extraction, exploration, production or refining of fossil fuels. Pursuant to the strategy, the Fund may invest in companies that use fossil fuel-based energy to power their operations or for other purposes. The Fund defines “significant revenues” as being 10% or greater. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. The Adviser also takes ESG factors into account in making investment decisions, as discussed in more detail in this Prospectus. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate, if it believes a company’s stock has little potential for appreciation or if the company no longer meets the Adviser’s ESG criteria.

Principal Risks
All investments involve risk, and investing in the Parnassus Growth Equity Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

∎
Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. In the past decade, financial markets throughout the world have experienced increased volatility, decreased liquidity and heightened uncertainty. Risks associated with epidemic and pandemic diseases (such as the ongoing threat of the global COVID‑19 pandemic), including, without limitation, travel restrictions, closed international borders, quarantines, disruptions to supply chains and lower consumer demand; a rise in protectionist trade policies; slowing global economic growth; risks associated with the United Kingdom’s departure from the European Union (or “Brexit”); risks associated with international conflicts and wars and the risk of trade disputes and the possibility of changes to some international trade agreements could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests. The Fund’s holdings can vary significantly from broad stock market indices.

∎
Equity Securities Risk. The Fund may invest in equity securities including common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure.

∎
American Depositary Receipts (ADR) Risk. ADRs are receipts, issued by depository banks in the United States, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. ADRs may be sponsored or unsponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading.

Prospectus • 2022

∎
Real Estate Investment Trust (REIT) Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

∎
Growth Investing Risk. The Adviser may be wrong in its assessment of a company’s potential for growth and the growth stocks the Fund holds may not grow as the Adviser anticipates. Finally, there are periods when investing in growth stocks falls out of favor with investors and these stocks may underperform.

∎
Large-Capitalization Company Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

∎
Small- and Mid‑Capitalization Company Risk. In addition to large-capitalization companies, the Fund may also invest in small- and/or mid‑capitalization companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-capitalization companies. Relative to the stocks of large-capitalization companies, the stocks of small- and mid‑capitalization companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-capitalization companies tend to perform poorly during times of economic stress.

∎
Environmental, Social, and Governance (ESG) Investing Risk. ESG investing risk is the risk stemming from the environmental, social, and governance factors that the Fund applies in selecting securities. The Fund intends to screen out companies that do not meet its ESG criteria. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. The Fund’s returns may be lower than other funds that do not seek to invest in companies based on ESG screens.

∎
Fossil-Fuel Free Investing Considerations Risk: Pursuing a fossil-fuel free investment strategy may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment considerations. For example, the Fund may exclude fossil-fuel related investments when other considerations would suggest that investing in such securities would be advantageous. The Fund may also underperform funds that invest in the energy and utilities sectors, particularly in times of rising oil, gas and energy prices.

∎
Management Risk. The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “growth” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.

∎
Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile and less liquid than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Policy and legislative changes in foreign countries and other events affecting global markets, such as international conflicts and wars, COVID‑19 and Brexit, may contribute to decreased liquidity and increased volatility in the financial markets. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential

Prospectus • 2022

of such foreign companies. Substantial withholding taxes may also apply to distributions from foreign companies.

∎
Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. In particular, Congress is considering substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information
When the Parnassus Growth Equity Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999‑3505.

Parnassus Value Equity Fund
Parnassus Value Equity Fund (formerly Parnassus Endeavor Fund)
Investment Objective
The Parnassus Value Equity Fund has the overall investment objective of capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Parnassus Value Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentageof the value of your investment)
Annual Fund Operating Expenses - Parnassus Value Equity Fund		Parnassus Value Equity Fund - Investor Shares	Parnassus Value Equity Fund - Institutional Shares
Management Fees (as a percentage of Assets)		0.66%	0.66%
Distribution or Similar (Non 12b-1) Fees		none	none
Service Fees		0.19%	none
All Remaining Other Expenses		0.05%	0.05%
Other Expenses		0.24%	0.05%
Total Annual Fund Operating Expenses		0.90%	0.71%
Expense Waiver and Reimbursement		0.02%	0.06%
Net Expenses (as a percentage of Assets)	[1]	0.88%	0.65%
[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total annual fund operating expenses to 0.88% of net assets for the Parnassus Value Equity Fund—Investor Shares and to 0.65% of net assets for the Parnassus Value Equity Fund—Institutional Shares. This agreement will not be terminated prior to May 1, 2023 and may be continued indefinitely by the investment adviser on a year-to-year basis.

Example
This example is intended to help you compare the cost of investing in the Parnassus Value Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the total annual fund operating expenses after expense reimbursement for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Parnassus Value Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Parnassus Value Equity Fund - Investor Shares	90	294	514	1,149
Parnassus Value Equity Fund - Institutional Shares	66	225	398	899

Portfolio Turnover
The Parnassus Value Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.2% of the average value of its portfolio.

Principal Investment Strategies
The Parnassus Value Equity Fund’s objective is to achieve capital appreciation by investing primarily in a diversified portfolio of equity securities. Equity securities include common and preferred stock. Under normal circumstances, the Fund will invest a minimum of 80% of its net assets (plus borrowings for investment purposes) in equity securities. These companies must, in the Adviser’s opinion, be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. The Parnassus Value Equity Fund is primarily a large‑cap fund, which means that it normally invests more than half of its net assets in large, well-established companies. The Fund may invest to a lesser extent in small- and mid‑capitalization companies. The Fund may purchase foreign securities directly on foreign markets. The Fund invests mainly in domestic stocks of companies that are financially

Prospectus • 2022

sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. The Fund is fossil-fuel free, as it does not invest in companies that derive significant revenues from the extraction, exploration, production or refining of fossil fuels; the Fund may invest in companies that use fossil fuel-based energy to power their operations or for other purposes. The Fund defines “significant revenues” as being 10% or greater. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, a company’s stock must be deemed to represent relative value. To determine whether the company demonstrates relative value, the Adviser considers the companies valuation relative to its own valuation history and relative to similar companies operating in the same industry. The Adviser also takes ESG factors into account in making investment decisions, as discussed in more detail in the prospectus. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate, if it believes a company’s stock has little potential for appreciation or if the company no longer meets the Adviser’s ESG criteria.

Principal Risks
All investments involve risk, and investing in the Parnassus Value Equity Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

∎
Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. In the past decade, financial markets throughout the world have experienced increased volatility, decreased liquidity and heightened uncertainty. Risks associated with epidemic and pandemic diseases (such as the ongoing threat of the global COVID‑19 pandemic), including, without limitation, travel restrictions, closed international borders, quarantines, disruptions to supply chains and lower consumer demand; a rise in protectionist trade policies; slowing global economic growth; risks associated with the United Kingdom’s departure from the European Union (or “Brexit”); risks associated with international conflicts and wars and the risk of trade disputes and the possibility of changes to some international trade agreements could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests. The Fund’s holdings can vary significantly from broad stock market indices.

∎
Large-Capitalization Company Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

∎
Small- and Mid‑Capitalization Company Risk. In addition to large-capitalization companies, the Fund may invest in small- and/or mid‑capitalization companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-capitalization companies. Relative to the stocks of large-capitalization companies, the stocks of small- and mid‑capitalization companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-capitalization companies tend to perform poorly during times of economic stress.

∎
Management Risk. The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.

∎
Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile and less liquid than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Policy and legislative changes in foreign countries and other events affecting global

Prospectus • 2022

markets, such as international conflicts and wars, COVID‑19 and Brexit, may contribute to decreased liquidity and increased volatility in the financial markets. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may also apply to distributions from foreign companies.

∎
Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. In particular, Congress is considering substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Value Equity Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. The bar chart shows the performance of the Fund’s Investor Shares, and the performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999‑3505.

During the ten‑year period shown in the bar chart, the highest return for a quarter was 25.9% (quarter ended December 31, 2020), and the lowest return for a quarter was a loss of 25.0% (quarter ended March 31, 2020).

Average Annual Total Returns (%) (all periods ended December 31, 2021)
Following is a table comparing the performance of the Parnassus Value Equity Fund’s two share classes with that of the Russell 1000® Value Index and the S&P 500® Index (see “Index Descriptions” in the prospectus). Effective September 30, 2021, the Fund changed its broad-based securities market index from the S&P 500® Index to the Russell 1000® Value Index because it believes that the Russell 1000® Value Index better reflects the underlying holdings of the Fund pursuant to its current principal investment strategies. Figures are average annual returns for the one‑, five- and ten‑year periods ended December 31, 2021. The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a broad measure of market performance, the Russell 1000® Value and S&P 500®, and also how the Fund’s performance varies from year to year.

Average Annual Total Returns - Parnassus Value Equity Fund	1 Year	5 Years	10 Years	Inception Date
Parnassus Value Equity Fund - Investor Shares	31.12%	18.21%	18.56%
Parnassus Value Equity Fund - Investor Shares | After Taxes on Distributions	26.48%	16.31%	16.63%
Parnassus Value Equity Fund - Investor Shares | After Taxes on Distributions and Sales	21.57%	14.34%	15.14%
Parnassus Value Equity Fund - Institutional Shares	31.37%	18.47%	18.74%	Apr. 30, 2015
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.55%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	25.16%	11.16%	12.97%

The after tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investors individual tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After tax returns are shown for Investor Shares only. After‑tax returns for Institutional Shares will vary.
Parnassus Value Equity Fund—Institutional Shares were incepted on April 30, 2015. Performance shown prior to the inception of the Institutional Shares reflects the performance of the Parnassus Value Equity Fund—Investor Shares and includes expenses that are not applicable to and are higher than those of the Institutional Shares.

Parnassus Mid Cap Fund
Parnassus Mid Cap Fund
Investment Objective
The Parnassus Mid Cap Fund has the overall investment objective of capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Parnassus Mid Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentageof the value of your investment)
Annual Fund Operating Expenses - Parnassus Mid Cap Fund	Parnassus Mid Cap Fund - Investor Shares	Parnassus Mid Cap Fund - Institutional Shares
Management Fees (as a percentage of Assets)	0.70%	0.70%
Distribution or Similar (Non 12b-1) Fees	none	none
Service Fees	0.20%	none
All Remaining Other Expenses	0.06%	0.05%
Other Expenses	0.26%	0.05%
Total Annual Fund Operating Expenses	0.96%	0.75%

For additional information about the Parnassus Mid Cap Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Mid Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Parnassus Mid Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Parnassus Mid Cap Fund - Investor Shares	98	306	531	1,178
Parnassus Mid Cap Fund - Institutional Shares	77	240	417	930

Portfolio Turnover
The Parnassus Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.8% of the average value of its portfolio.

Principal Investment Strategies
The Parnassus Mid Cap Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in mid‑sized companies. The Fund considers a mid‑sized company to be one that has a market capitalization between that of the smallest and largest constituents of the Russell Midcap® Index (which was between $0.5 billion and $47.6 billion as of May 28, 2021) measured at the time of purchase. The Russell Midcap® Index includes approximately 800 of the smallest companies in the Russell 1000® Index. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside the ranges of the Russell Midcap® Index, which are subject to change. The Fund may normally invest up to 20% of its net assets in smaller- and larger-capitalization companies. The portfolio managers focus on seeking downside protection. The Fund invests

Prospectus • 2022

mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and may invest up to 20% of its assets in foreign securities of similar companies. The Fund may purchase foreign securities directly on foreign markets.
The Fund is fossil-fuel free, as it does not invest in companies that derive significant revenues from the extraction, exploration, production or refining of fossil fuels; the Fund may invest in companies that use fossil fuel-based energy to power their operations or for other purposes. The Fund defines “significant revenues” as being 10% or greater. Using a value-oriented investment process, the Fund seeks to invest in equity securities that have the potential for long-term capital appreciation. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, a company’s stock must be trading below its intrinsic value, which means that the Adviser seeks to purchase stock trading at a discount to the Adviser’s assessment of the company’s estimated value. The Adviser also takes ESG factors into account in making investment decisions, as discussed in more detail in the prospectus. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate, if it believes a company’s stock has little potential for appreciation or if the company no longer meets the Adviser’s ESG criteria.

Principal Risks
All investments involve risk, and investing in the Parnassus Mid Cap Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

∎
Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. In the past decade, financial markets throughout the world have experienced increased volatility, decreased liquidity and heightened uncertainty. Risks associated with epidemic and pandemic diseases (such as the ongoing threat of the global COVID‑19 pandemic), including, without limitation, travel restrictions, closed international borders, quarantines, disruptions to supply chains and lower consumer demand; a rise in protectionist trade policies; slowing global economic growth; risks associated with the United Kingdom’s departure from the European Union (or “Brexit”); risks associated with international conflicts and wars and the risk of trade disputes and the possibility of changes to some international trade agreements could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests. The Fund’s holdings can vary significantly from broad stock market indices.

∎
Small- and Mid‑Capitalization Company Risk. The Fund invests primarily in mid‑capitalization companies and may also invest in small-capitalization companies, both of which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-capitalization companies. Relative to the stocks of large-capitalization companies, the stocks of small- and mid‑capitalization companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, smaller capitalization companies tend to perform poorly during times of economic stress.

∎
Management Risk. The Adviser may be wrong in its assessment of a company’s value, and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.

∎
Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile and less liquid than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Policy and legislative changes in foreign countries and other events affecting global markets, such as international conflicts and wars, COVID‑19 and Brexit, may contribute to decreased

Prospectus • 2022

liquidity and increased volatility in the financial markets. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may also apply to distributions from foreign companies.

∎
Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. In particular, Congress is considering substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Mid Cap Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. The bar chart shows the performance of the Fund’s Investor Shares, and the performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999‑3505.

During the ten‑year period shown in the bar chart, the highest return for a quarter was 19.9% (quarter ended June 30, 2020), and the lowest return for a quarter was a loss of 23.6% (quarter ended March 31, 2020).

Average Annual Total Returns (%) (all periods ended December 31, 2021)
Following is a table comparing the performance of the Parnassus Mid Cap Fund’s two share classes with that of the Russell Midcap® Index (see “Index Descriptions”
in the prospectus). Figures are average annual returns for one‑, five- and ten‑year periods ended December 31, 2021. The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a broad measure of market performance, the Russell Midcap® Index, and also how the Fund’s performance varies from year to year.

Average Annual Total Returns - Parnassus Mid Cap Fund	1 Year	5 Years	10 Years	Inception Date
Parnassus Mid Cap Fund - Investor Shares	16.39%	13.23%	13.74%
Parnassus Mid Cap Fund - Investor Shares | After Taxes on Distributions	15.07%	12.30%	12.83%
Parnassus Mid Cap Fund - Investor Shares | After Taxes on Distributions and Sales	10.60%	10.41%	11.29%
Parnassus Mid Cap Fund - Institutional Shares	16.63%	13.49%	13.91%	Apr. 30, 2015
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	22.58%	15.10%	14.91%

The after tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s individual tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After tax returns are shown for Investor Shares only. After tax returns for Institutional Shares will vary.
Parnassus Mid Cap Fund—Institutional Shares were incepted on April 30, 2015. Performance shown prior to the inception of the Institutional Shares reflects the performance of the Parnassus Mid Cap Fund—Investor Shares and includes expenses that are not applicable to and are higher than those of the Institutional Shares.

Parnassus Mid Cap Growth Fund
Parnassus Mid Cap Growth Fund
Investment Objective
The Parnassus Mid Cap Growth Fund has the overall investment objective of capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Parnassus Mid Cap Growth Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentageof the value of your investment)
Annual Fund Operating Expenses - Parnassus Mid Cap Growth Fund	Parnassus Mid Cap Growth Fund - Investor Shares	Parnassus Mid Cap Growth Fund - Institutional Shares
Management Fees (as a percentage of Assets)	0.61%	0.61%
Distribution or Similar (Non 12b-1) Fees	none	none
Service Fees	0.12%	none
All Remaining Other Expenses	0.07%	0.07%
Other Expenses	0.19%	0.07%
Total Annual Fund Operating Expenses	0.80%	0.68%

For additional information about the Parnassus Mid Cap Growth Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Mid Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Parnassus Mid Cap Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Parnassus Mid Cap Growth Fund - Investor Shares	82	255	444	990
Parnassus Mid Cap Growth Fund - Institutional Shares	69	218	379	847

Portfolio Turnover
The Parnassus Mid Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28.7% of the average value of its portfolio.

Principal Investment Strategies
The Parnassus Mid Cap Growth Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in mid‑sized growth companies. The Fund considers a mid‑sized company to be one that has a market capitalization between that of the smallest and largest constituents of the Russell Midcap® Growth Index (which was between $0.7 billion and $47.6 billion as of May 28, 2021) measured at the time of purchase. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside the ranges of the Russell Midcap® Growth Index, which are subject to change. The Fund may normally invest up to 20% of its net assets in smaller- and larger-capitalization companies. A growth company is a company that the Adviser believes has a superior and pragmatic growth strategy and the potential for above-average revenue and earnings growth. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. The Fund may purchase foreign securities directly on foreign markets. The Fund is fossil-fuel free, as it does not invest in companies that derive significant revenues from the extraction, exploration, production or refining of fossil fuels; the Fund may invest in companies that use fossil fuel-based energy to power their operations or for other purposes. The Fund defines “significant revenues” as being 10% or greater. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and

Prospectus • 2022

balance sheet, and analyzes the company’s sustainable strategic advantage and management team. The Adviser also takes ESG factors into account in making investment decisions, as discussed in more detail in the prospectus. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate, if it believes a company’s stock has little potential for appreciation or if the company no longer meets the Adviser’s ESG criteria.

Principal Risks
All investments involve risk, and investing in the Parnassus Mid Cap Growth Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

∎
Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. In the past decade, financial markets throughout the world have experienced increased volatility, decreased liquidity and heightened uncertainty. Risks associated with epidemic and pandemic diseases (such as the ongoing threat of the global COVID‑19 pandemic), including, without limitation, travel restrictions, closed international borders, quarantines, disruptions to supply chains and lower consumer demand; a rise in protectionist trade policies; slowing global economic growth; risks associated with the United Kingdom’s departure from the European Union (or “Brexit”); risks associated with international conflicts and wars and the risk of trade disputes and the possibility of changes to some international trade agreements could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests. The Fund’s holdings can vary significantly from broad stock market indices.

∎	Growth Investing Risk. The Adviser may be wrong in its assessment of a company’s potential for growth and the growth stocks the Fund holds may not grow as the Adviser anticipates. Finally, there are periods when investing in growth stocks falls out of favor with investors and these stocks may underperform.

∎
Small- and Mid‑Capitalization Company Risk. The Fund invests primarily in mid‑capitalization companies, and may also invest in small-capitalization companies, both of which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-capitalization companies. Relative to the stocks of large-capitalization companies, the stocks of small- and mid‑capitalization companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-capitalization companies tend to perform poorly during times of economic stress.

∎
Management Risk. The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.

∎
Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile and less liquid than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Policy and legislative changes in foreign countries and other events affecting global markets, such as international conflicts and wars, COVID‑19 and Brexit, may contribute to decreased liquidity and increased volatility in the financial markets. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may also apply to distributions from foreign companies.

∎
Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. In particular, Congress is considering substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal

Prospectus • 2022

income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Mid Cap Growth Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. The bar chart shows the performance of the Fund’s Investor Shares, and the performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999‑3505.

During the ten‑year period shown in the bar chart, the highest return for a quarter was 25.8% (quarter ended June 30, 2020), and the lowest return for a quarter was a loss of 19.7% (quarter ended March 31, 2020).

Average Annual Total Returns (%) (all periods ended December 31, 2021)
Following is a table comparing the performance of the Parnassus Mid Cap Growth Fund’s two share classes with that of the Russell Midcap® Growth Index. Figures are average annual returns for the one‑, five- and ten‑year periods ended December 31, 2021. The table is intended to demonstrate the risk of investing in the Parnassus Mid Cap Growth Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a broad measure of market performance, the Russell Midcap® Growth Index, and also how the Fund’s performance varies from year to year.

Average Annual Total Returns - Parnassus Mid Cap Growth Fund	1 Year	5 Years	10 Years	Inception Date
Parnassus Mid Cap Growth Fund - Investor Shares	9.37%	13.86%	15.49%	Apr. 30, 2015
Parnassus Mid Cap Growth Fund - Investor Shares | After Taxes on Distributions	8.26%	12.26%	13.13%
Parnassus Mid Cap Growth Fund - Investor Shares | After Taxes on Distributions and Sales	6.37%	10.73%	12.11%
Parnassus Mid Cap Growth Fund - Institutional Shares	9.50%	14.02%	15.60%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	12.73%	19.83%	16.63%

The after tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s individual tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After tax returns are shown for Investor Shares only. After tax returns for Institutional Shares will vary.
Parnassus Mid Cap Growth Fund—Institutional Shares were incepted on April 30, 2015. Performance shown prior to the inception of the Institutional Shares reflects the performance of the Parnassus Mid Cap Growth Fund—Investor Shares and includes expenses that are not applicable to and are higher than those of the Institutional Shares.

Parnassus Fixed Income Fund
Parnassus Fixed Income Fund
Investment Objective
The Parnassus Fixed Income Fund’s objective is a high level of current income consistent with safety and preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Parnassus Fixed Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Parnassus Fixed Income Fund	Parnassus Fixed Income Fund - Investor Shares	Parnassus Fixed Income Fund - Institutional Shares
Management Fees (as a percentage of Assets)	0.47%	0.47%
Distribution or Similar (Non 12b-1) Fees	none	none
Service Fees	0.18%	none
All Remaining Other Expenses	0.11%	0.09%
Other Expenses	0.29%	0.09%
Total Annual Fund Operating Expenses	0.76%	0.56%
Expense Waiver and Reimbursement	0.18%	0.17%
Net Expenses (as a percentage of Assets)	0.58%	0.39%

For additional information about the Parnassus Fixed Income Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Fixed Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the total annual fund operating expenses after expense waiver and reimbursement for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Parnassus Fixed Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Parnassus Fixed Income Fund - Investor Shares	59	225	405	925
Parnassus Fixed Income Fund - Institutional Shares	40	162	296	685

Portfolio Turnover
The Parnassus Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.3% of the average value of its portfolio.

Principal Investment Strategies
The Parnassus Fixed Income Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds and other fixed income instruments. The Fund principally invests in corporate bonds, U.S. Treasuries and supranational bonds, with an emphasis on corporate bonds. Other investments may include convertible bonds and preferred stock. The Fund may also invest in U.S. governmental agencies, commercial and residential mortgage-backed securities and other asset-backed securities. The Fund invests mainly in domestic securities, and to a lesser extent may also invest in U.S. dollar-denominated foreign securities. The Fund may purchase foreign securities directly on foreign markets. The Fund is fossil-fuel free, as it does not invest in companies that derive significant revenues from the extraction, exploration, production or refining of fossil fuels; the Fund may invest in companies that use fossil fuel-based energy to power their operations or for other purposes. The Fund defines “significant revenues” as being 10% or greater. The Fund normally invests at least 80% of its net assets in fixed income securities that have investment-grade ratings (namely rated at least BBB‑ by Standard & Poor’s Rating Group [“S&P”] or at least Baa3 by Moody’s Investors Services, Inc. [“Moody’s”]) or, if unrated, have been determined by the Adviser to be of similar economic quality. At any given time, up to 20% of the portfolio may be invested in non‑investment grade fixed income securities (otherwise known as “high-yield” or “junk bonds”) or unrated fixed income securities determined by the Adviser to be of similar economic quality. Non‑investment grade and unrated securities are more risky than investment-grade securities. The Fund may also invest in preferred stocks. The Fund’s Adviser also takes ESG factors into account when making investment decisions, as discussed in more detail in the prospectus. The Fund may sell a security if the Adviser believes it no longer meets the Fund’s investment objective or if the issuer no longer meets the Adviser’s ESG criteria. The Fund may invest in long-term, intermediate-term or short-term fixed income securities or any combination thereof, depending on market conditions, and these securities may also have floating or variable interest rates. As of March 31, 2022, the dollar-weighted average maturity of the Fund’s portfolio was 11.21 years.

Principal Risks
All investments involve risk, and investing in the Parnassus Fixed Income Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

∎
Interest Rate Risk. In general, bond prices are inversely related to interest rates. As interest rates drop, bond prices will likely go up, and as interest rates go up, the value of bonds will likely go down. The Fund may be subject to greater risk of rising interest rates due to the current period of historically low interest rates.

∎	Credit Risk. There is a possibility that issuers of debt obligations will not pay the Fund interest or principal or that their credit rating may be downgraded by a ratings agency.

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Duration Risk. Duration is a measure that relates the expected price volatility of a fixed-income instrument to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of the fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years would be expected to decrease in value by approximately 3% if interest rates increase by 1%.

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Market Risk. A security’s value may also be affected by market activity or by supply and demand. In the past decade, financial markets throughout the world have experienced increased volatility, decreased liquidity and heightened uncertainty. Risks associated with epidemic and pandemic diseases (such as the ongoing threat of the global COVID‑19 pandemic), including, without limitation, travel restrictions, closed international borders, quarantines, disruptions to supply chains and lower consumer demand; a rise in protectionist trade policies; slowing global economic growth; risks associated with the United Kingdom’s departure from the European Union (or “Brexit”); risks associated with international conflicts and wars and the risk of trade disputes and the possibility of changes to some international trade agreements could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests. If the Fund is unable to find buyers for a given security, this can have a negative effect on the Fund’s net asset value.

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Non‑Investment Grade Risk and Unrated Bond Risk. Non‑investment grade bonds (otherwise known as “high-yield” or “junk bonds”) and bonds that have not been rated by a nationally recognized statistical rating organization carry additional credit risk and are considered to be less safe than investment-grade bonds.

∎	Mortgage-Backed Securities Risk. Mortgage-backed securities are defined as obligations with pools of mortgages providing collateral, interest income and principal repayment. Such securities can be originated by private institutions or government-sponsored enterprises, like Fannie Mae and Freddie Mac, and the underlying mortgages can be either commercial or residential. Mortgage-backed securities, like all fixed income investments, have interest rate and credit risk. However, these securities also have extension and prepayment risk. Extension risk is the risk that a rise in interest rates or lack of refinancing opportunities can cause the Fund’s average maturity to lengthen unexpectedly due to a drop in expected prepayments of mortgage-backed securities. This would increase the Fund’s sensitivity to rising rates and its potential for price declines. Prepayment risk is the risk that the borrower will prepay some or all of the principal owed to the issuer. If prepayment occurs, the Fund may have to replace the security by investing the proceeds in a less attractive security. Prepayment may reduce the Fund’s share price and income distribution.

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Convertible Securities Risk. If market interest rates rise, the value of a convertible security usually falls. The issuer of a convertible security may not be able to pay interest or dividends when due, and their market value may change based on actual or perceived changes in the issuer’s creditworthiness. Convertible securities are also subject to the same types of risk that apply to the underlying security. The Fund may be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return and result in investment losses.

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Preferred Stock Risk. Preferred stocks may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities (e.g., interest rate risk, call risk and extension risk). In addition, preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities. Because many preferred stocks allow the issuer to convert their preferred stock into common stock, preferred stocks are often sensitive to declining common stock values. A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

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Liquidity Risk. Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

∎	Information Risk. The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

∎	Management Risk. The Adviser may be wrong in its assessment of a security’s value and the Fund’s holdings may not reach what the Adviser believes are their full values.

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Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile and less liquid than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Policy and legislative changes in foreign countries and other events affecting global markets, such as international conflicts and wars, COVID‑19 and Brexit, may contribute to decreased liquidity and increased volatility in the financial markets. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may also apply to distributions from foreign companies.

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Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. In particular, Congress is considering substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Fixed Income Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. The bar chart shows the performance of the Fund’s Investor Shares, and the performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999‑3505.

During the ten‑year period shown in the bar chart, the highest return for a quarter was 4.2% (quarter ended March 31, 2019), and the lowest return for a quarter was a loss of 4.3% (quarter ended March 31, 2021).

Following is a table comparing the performance of the Parnassus Fixed Income Fund’s two share classes with that of the Bloomberg U.S. Aggregate Bond Index (formerly known as the Bloomberg Barclays U.S. Aggregate Bond Index) (see “Index Descriptions” in the prospectus). Figures are average annual returns for the one‑, five- and ten‑year periods ended December 31, 2021. The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a broad measure of market performance, the Bloomberg U.S. Aggregate Bond
Index, and a group of similar mutual funds, and also how the Fund’s performance varies from year to year.

Average Annual Total Returns - Parnassus Fixed Income Fund	1 Year	5 Years	10 Years	Inception Date
Parnassus Fixed Income Fund - Investor Shares	(2.09%)	3.39%	2.37%
Parnassus Fixed Income Fund - Investor Shares | After Taxes on Distributions	(2.89%)	2.43%	1.52%
Parnassus Fixed Income Fund - Investor Shares | After Taxes on Distributions and Sales	(1.10%)	2.22%	1.55%
Parnassus Fixed Income Fund - Institutional Shares	(1.90%)	3.62%	2.50%	Apr. 30, 2015
Bloomberg Aggregate Bond Index [Member]	(1.54%)	3.57%	2.90%